UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act File Number 811-04010

                                OCM Mutual Fund
               (Exact name of registrant as specified in charter)

                               1536 Holmes Street
                          Livermore, California 94550
              (Address of principal executive offices) (Zip code)


                               Gregory M. Orrell
                         Orrell Capital Management, Inc
                               1536 Holmes Street
                          Livermore, California 94550
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (925) 455-0802

                      Date of fiscal year end: November 30
                     Date of reporting period: May 31, 2010

ITEM 1.  REPORT TO STOCKHOLDERS.


                                                                    LOGO
                                                                -------------
                                                                OCM GOLD FUND
                                                                =============













                                                              SEMI-ANNUAL REPORT
                                                                 MAY 31, 2010
                                                                  (UNAUDITED)

Dear Fellow Shareholder:

Through the first six months of the 2010 fiscal year ending May 31, 2010 the OCM Gold Fund Investor Class appreciated 3.05% (-1.58% after maximum sales load) compared to -4.99% for the Philadelphia Stock Exchange Gold/Silver Index (XAU)1 and 0.40% for the S&P 5002. We are pleased that the Advisor Class of shares commenced operations on April 1, 2010. The Advisor Class cumulative return for the period since inception through May 31, 2010 was 11.78% compared to 5.41% for the XAU and -6.53% for the S&P 500. Gold prices ended the period up 2.70% based on the London PM fix. Performance numbers are shown below for the periods ending June 30, 2010. Your Fund's investment strategy of owning a select portfolio of major, intermediate and junior gold producers enabled it to outperform the XAU over these periods.

MARKET COMMENTARY

Focus on sovereign credit risk helped fuel gold prices to new highs in both euros and dollars in the first half of the year. The Greek fiscal crisis broke the facade of the euro as a safe haven with markets questioning the long-term viability of the euro. The decline in the dollar and euro versus gold is a clear vote by the financial markets on the credibility of modern democratic governments' fiscal policies, in our opinion. The potential inability of sovereign governments to finance deficit spending threatens not only the lifestyle economies of Europe but also the United States and Japan, with Japan potentially the most vulnerable.

The attention on public finances is the result of the progression of the unwinding of leverage that began with the household sector in the summer of 2007, then moved to the banking sector before reaching the public sector. Skepticism abounds about the ability of governments to impose austerity measures in the face of collapsing tax revenue. Nobel Prize economist Paul Krugman recently commented: "MANY ECONOMISTS, MYSELF INCLUDED, REGARD THIS TURN TO AUSTERITY AS A HUGE MISTAKE. IT RAISES MEMORIES OF 1937, WHEN F.D.R.'S PREMATURE ATTEMPT TO BALANCE THE BUDGET HELPED PLUNGE A RECOVERING ECONOMY BACK INTO SEVERE RECESSION. AND HERE IN GERMANY, A FEW SCHOLARS SEE PARALLELS TO THE POLICIES OF HEINRICH BRUNING, THE CHANCELLOR FROM 1930 TO 1932, WHOSE DEVOTION TO FINANCIAL ORTHODOXY ENDED UP SEALING THE DOOM OF THE WEIMAR REPUBLIC."

However, Allen Greenspan, whose reputation has taken a severe beating since leaving the Federal Reserve Chairman post, argued: "AN URGENCY TO REIN IN BUDGET DEFICITS SEEMS TO BE GAINING SOME TRACTION AMONG AMERICAN LAWMAKERS. IF SO, IT IS NONE TOO SOON. PERCEPTIONS OF A LARGE U.S. BORROWING CAPACITY ARE MISLEADING."

While admirable, the bandwagon for belt tightening is likely to further weaken the consumer psyche and strengthen deflationary forces. The economy has been on a stimulus steroid that is showing signs of wearing off. A cautious private sector appears to be incapable of filling the gap in the economy as government spending retreats. Consequently, another leg down in the recession appears to be in the cards. The market reaction to the acknowledgement of that fact is likely to be vicious, in our opinion.

Recent history tells us the move toward austerity will be fleeting, as in our view, Mr. Ben Bernanke's response to the looming deflationary maelstrom will be additional quantitative easing or money printing. In such a scenario, we believe the borrowing capacity of the United States will indeed be tested as the solvency of the government is questioned. Further, the dollar based reserve system for international trade could become a casualty of domestic political pressure opening up the prospect for dollars to come back home unleashing a period of high inflation. The fallout, in our opinion, could usher in a major shift in the political and social landscape.

While gold has risen to new highs in nominal terms, adjusted for inflation it remains well off its 1980 CPI inflation adjusted high of $2,250 an ounce. We believe measuring gold in dollar terms will become irrelevant at some point and it is best to view gold in relative terms. The Dow/Gold ratio is perhaps the most important ratio to focus on, in our opinion, as it measures gold versus financial assets. In 1980 the ratio briefly touched one to one. As of June 30, 2010 the ratio was 8.40 and we believe a move to low single digits is again likely as gold's monetary characteristics gain wider appreciation by a new generation.

With increased free cash flow at higher gold prices, we believe gold mining shares will be one the few bright spots in a market struggling to grapple with a contracting economic environment and therefore offer one of the best means to participate in the gold market to hedge against further monetary debasement. A period of underperformance by the mining companies versus bullion appears to have abated as upward pressure on operating costs has subsided. Perhaps the biggest concern facing the mining companies is the risk of a revenue grab by cash-strapped governments, as evidenced by Australia's proposal to increase taxes on mining.

CONCLUSION

Economic history has shown that monetary systems ultimately fall prey to the will of politicians' need to appease the electorate in order to maintain power. In our opinion, the currencies of the western world are in the process of being cast aside by the market as realization takes root that public finances have reached a point of insolvency. We believe through the process of elimination, gold is emerging as the currency of choice because it is not someone else's liability. For those not positioned in gold it is not too late, in our opinion.

We appreciate your shareholding and confidence in the OCM Gold Fund and we look forward to assisting you in meeting your investment objectives. Should you have any questions regarding the Fund or gold, please contact your financial adviser or you may contact us directly at 1-800-779-4681. For questions regarding your account, please contact Shareholder Services at 1-800-628-9403.

Sincerely,


/S/ GREGORY ORRELL
------------------
Gregory M. Orrell
PRESIDENT AND PORTFOLIO MANAGER

JULY 12, 2010

INVESTING IN THE OCM GOLD FUND INVOLVES RISKS INCLUDING THE LOSS OF PRINCIPAL. MANY OF THE COMPANIES IN WHICH THE FUND INVESTS ARE SMALLER CAPITALIZATION COMPANIES WHICH MAY SUBJECT THE FUND TO GREATER RISK THAN SECURITIES OF LARGER, MORE-ESTABLISHED COMPANIES, AS THEY OFTEN HAVE LIMITED PRODUCT LINES, MARKETS OR FINANCIAL RESOURCES AND MAY BE SUBJECT TO MORE-ABRUPT MARKET MOVEMENTS. THE FUND ALSO INVESTS IN SECURITIES OF GOLD AND PRECIOUS METALS WHICH MAY BE SUBJECT TO GREATER PRICE FLUCTUATIONS OVER SHORT PERIODS OF TIME. THE FUND IS A NON-DIVERSIFIED INVESTMENT COMPANY MEANING IT WILL INVEST IN FEWER SECURITIES THAN DIVERSIFIED INVESTMENT COMPANIES AND ITS PERFORMANCE MAY BE MORE VOLATILE. THE FUND CONTAINS INTERNATIONAL SECURITIES THAT MAY PROVIDE THE OPPORTUNITY FOR GREATER RETURN BUT ALSO HAVE SPECIAL RISKS ASSOCIATED WITH FOREIGN INVESTING INCLUDING FLUCTUATIONS IN CURRENCY, GOVERNMENT REGULATION, DIFFERENCES IN ACCOUNTING STANDARDS AND LIQUIDITY.

Investor Class Performance as of May 31, 2010
--------------------------------------------------------------------------------
                         OCMGX            OCMGX       Philadelphia
                      (without load)   (with load)  Gold Index (XAU)   S&P 500
--------------------------------------------------------------------------------
Six Months                3.05%          (-1.58%)       (-4.99%)         0.40%
--------------------------------------------------------------------------------
One Year                 23.76%           18.19%          9.29%         20.99%
--------------------------------------------------------------------------------
3 Year Annualized        14.61%           12.87%          8.44%        (-8.69%)
--------------------------------------------------------------------------------
5 Year Annualized        24.70%           23.55%         16.17%          0.31%
--------------------------------------------------------------------------------
10 Year Annualized       22.58%           22.02%         13.37%        (-0.82%)
--------------------------------------------------------------------------------


Advisor Class Performance as of May 31, 2010
--------------------------------------------------------------------------------
                                         Philadelphia
                         OCMAX         Gold Index (XAU)      S&P 500
--------------------------------------------------------------------------------
Since Inception*         11.78%                5.41%         (-6.53%)
--------------------------------------------------------------------------------


Investor Class Performance as of June 30, 2010
--------------------------------------------------------------------------------
                         OCMGX            OCMGX       Philadelphia
                      (without load)   (with load)  Gold Index (XAU)   S&P 500
--------------------------------------------------------------------------------
Six Months               12.96%            7.87%          5.95%        (-6.65%)
--------------------------------------------------------------------------------
One Year                 45.55%           39.02%         28.59%         14.43%
--------------------------------------------------------------------------------
3 Year Annualized        15.87%           14.11%         10.21%        (-9.81%)
--------------------------------------------------------------------------------
5 Year Annualized        23.29%           22.16%         14.93%        (-0.79%)
--------------------------------------------------------------------------------
10 Year Annualized       22.40%           21.84%         13.30%        (-1.59%)
--------------------------------------------------------------------------------


Advisor Class Performance as of June 30, 2010
--------------------------------------------------------------------------------
                                         Philadelphia
                         OCMAX          Gold Index (XAU)      S&P 500
--------------------------------------------------------------------------------
Since Inception*         14.30%             7.69%            (-11.43%)
--------------------------------------------------------------------------------
 * INCEPTION: APRIL 1, 2010

THE PERFORMANCE DATA QUOTED ABOVE REPRESENTS PAST PERFORMANCE. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED ABOVE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. THE FUND'S TOTAL ANNUAL OPERATING EXPENSES FOR THE OCM GOLD FUND INVESTOR CLASS AND ADVISOR CLASS ARE 1.94% AND 1.48% RESPECTIVELY. PLEASE REVIEW THE FUND'S PROSPECTUS FOR MORE INFORMATION REGARDING THE FUND'S FEES AND EXPENSES. FOR PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL TOLL-FREE 800-628-9403. THE RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS BUT DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

--------
1 The Philadelphia Gold and Silver Index (XAU) is an unmanaged capitalization-weighted index composed of 16 companies listed on U.S. exchanges involved in the gold and silver mining industry. The index is generally considered as representative of the gold and silver share market.

2 The S&P 500 Index, a registered trademark of McGraw-Hill Co., Inc. is a market capitalization-weighted index of 500 widely held common stocks. You cannot invest directly in an index.

                                 OCM GOLD FUND
                     SCHEDULE OF INVESTMENTS -- MAY 31, 2010
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
COMMON STOCKS 92.8%
MAJOR GOLD PRODUCERS 32.8%
  225,000    AngloGold Ashanti Ltd. ADR .......................    $  9,432,000
   75,000    Barrick Gold Corp.................................       3,156,000
  270,000    Gold Fields Ltd. ADR .............................       3,712,500
  500,050    Goldcorp, Inc.....................................      21,547,154
  430,680    Kinross Gold Corp.................................       7,412,003
  107,333    Lihir Gold Ltd....................................         359,226
   32,200    Lihir Gold Ltd. ADR ..............................       1,076,768
  116,500    Newmont Mining Corp...............................       6,270,030
                                                                   ------------
                                                                     52,965,681
                                                                   ------------
INTERMEDIATE/MID-TIER GOLD PRODUCERS 33.5%
  161,860    Agnico-Eagle Mines Ltd............................       9,481,759
  500,000    Centerra Gold, Inc.* .............................       6,024,325
  430,000    Eldorado Gold Corp.* .............................       7,288,500
  155,833    Eldorado Gold Corp. CDI ..........................       2,651,308
  504,800    IAMGOLD Corp......................................       8,738,088
  250,000    Northgate Minerals Corp.* ........................         731,661
  140,000    Randgold Resources Ltd. ADR ......................      12,243,000
  634,750    Yamana Gold, Inc..................................       6,829,910
                                                                   ------------
                                                                     53,988,551
                                                                   ------------
JUNIOR GOLD PRODUCERS 12.2%
  120,000    Aura Minerals, Inc.* .............................         483,466
  250,000    Aurizon Mines Ltd.* ..............................       1,217,500
  291,200    Claude Resources, Inc.* ..........................         326,507
  305,500    Dundee Precious Metals, Inc.* ....................       1,175,670
  150,000    Jaguar Mining, Inc.* .............................       1,359,749
  281,011    Kingsgate Consolidated Ltd........................       2,014,331
  200,000    New Gold, Inc.* ..................................       1,214,000
  300,000    Red Back Mining, Inc.* ...........................       7,653,934
  815,500    San Gold Corp.* ..................................       3,448,285
  133,700    SEMAFO, Inc.* ....................................         876,596
                                                                   ------------
                                                                     19,770,038
                                                                   ------------


--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
EXPLORATION AND DEVELOPMENT COMPANIES 7.1%
  250,000    Anatolia Minerals Development Ltd.* ..............    $  1,147,377
  240,000    Andina Minerals, Inc.* ...........................         269,099
  400,000    Argentex Mining Corp.* ...........................         320,000
  500,000    B2Gold Corp.* ....................................         726,910
  400,000    Bison Gold Resources, Inc.* ......................          27,556
  500,000    Evolving Gold Corp.* .............................         427,594
  829,500    Grayd Resource Corp.* ............................         614,795
  250,000    Great Basin Gold Ltd.* ...........................         417,500
  200,000    International Tower Hill Mines Ltd.* .............       1,434,816
  100,000    Keegan Resources, Inc.* ..........................         562,000
  300,000    MAG Silver Corp.* ................................       2,061,004
  700,000    Millrock Resources, Inc.* ........................         299,316
  146,400    Nevsun Resources Ltd.* ...........................         440,664
  122,000    Peregrine Metals Ltd.* ...........................          92,740
  300,000    Rainy River Resources Ltd.* ......................       1,878,563
  300,000    Sabina Silver Corp.* .............................         490,308
2,616,000    Sutter Gold Mining, Inc.* ........................         223,717
                                                                   ------------
                                                                     11,433,959
                                                                   ------------
PRIMARY SILVER PRODUCERS 3.6%
  225,000    Fortuna Silver Mines, Inc.* ......................         468,216
   48,075    Pan American Silver Corp..........................       1,200,913
  216,599    Silver Wheaton Corp.* ............................       4,108,054
                                                                   ------------
                                                                      5,777,183
                                                                   ------------
OTHER 3.6%
  206,812    Altius Minerals Corp.* ...........................       2,132,184
   14,800    Franco-Nevada Corp................................         421,893
   65,000    Royal Gold, Inc...................................       3,259,100
                                                                   ------------
                                                                      5,813,177
                                                                   ------------
TOTAL COMMON STOCKS
        (Cost $39,794,193)                                          149,748,589
                                                                   ------------

                       See notes to financial statements.
                                      -4-

                                 OCM GOLD FUND
              SCHEDULE OF INVESTMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)
--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS 4.8%
   65,000    SPDR Gold Trust* .................................    $  7,728,500
                                                                   ------------
TOTAL EXCHANGE TRADED FUNDS
        (Cost $2,873,650) .....................................       7,728,500
                                                                   ------------
OTHER 0.3%
1,460,000    PJV Resources, Inc. Private Placement*+ ..........         485,557
                                                                   ------------
TOTAL OTHER
        (Cost $502,063) .......................................         485,557
                                                                   ------------
WARRANTS 0.0%
  150,000    EMC Metals Corp.*+#
                Exercise Price 3.35 CAD, Exp. 8/15/2011 .......              --
   37,500    Golden Predator Royalty &
                Development Corp.*
                Exercise Price 1.34 CAD, Exp. 8/15/2011 .......           4,454
  100,000    Yukon-Nevada Gold Corp.*
                Exercise Price 3.00 CAD, Exp. 6/20/2012 .......           2,613
                                                                   ------------
TOTAL WARRANTS
        (Cost $0) .............................................           7,067
                                                                   ------------


--------------------------------------------------------------------------------
Shares                                                                  Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT 2.9%
4,660,382    UMB Money Market Fiduciary, 0.03% ................    $  4,660,382
                                                                   ------------

TOTAL SHORT-TERM INVESTMENT
        (Cost $4,660,382) .....................................       4,660,382
                                                                   ------------

TOTAL INVESTMENTS
        (Cost $47,830,288) ................  100.8%                 162,630,095
Liabilities less Other Assets .............   (0.8)%                 (1,231,482)
                                                                   ------------
TOTAL NET ASSETS ..........................  100.0%                $161,398,613
                                                                   ============

--------
     ADR - American Depository Receipt.

     CDI - CHESS Depositary Interests. A CDI is a financial product quoted on the Australian Stock Exchange that confers a beneficial interest in the foreign financial product to which it relates. For example, if a foreign company issues CDIs, the holders of the CDIs obtain "beneficial ownership" of those foreign financial products. The main difference between holding CDIs and holding foreign financial products directly is that you have beneficial ownership of the equivalent number of foreign financial products instead of legal title. Legal title to the foreign financial products is held by a nominee company on behalf of CDI holders.

     CAD - Canadian Dollars.

*    Non-income producing security.

+ Illiquid security. Security is valued at accordance with fair value in procedures established by the Fund's Board of Trustees.

# Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The securities are valued at fair value in accordance with procedures established by the Fund's Board of Trustees.


                       See notes to financial statements.
                                      -5-

                                 OCM GOLD FUND
              SCHEDULE OF INVESTMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)

At May 31, 2010, restricted securities totaled $485,557 or 0.3% of net assets and consisted of the following security:

                       MAY 31, 2010
                      CARRYING VALUE
ISSUER                   PER UNIT              COST          ACQUISITION DATE
--------------------------------------------------------------------------------
PJV Resources, Inc.      0.35 CAD            0.35 CAD           04/28/2010
--------------------------------------------------------------------------------


                       SUMMARY OF INVESTMENTS BY COUNTRY

                                                                PERCENT OF
         COUNTRY                      MARKET VALUE         INVESTMENT SECURITIES
--------------------------------------------------------------------------------
         Australia                    $  2,014,331                   1.2%
         Canada                        111,554,258                  68.6
         Jersey                         12,243,000                   7.5
         New Guinea                      1,435,994                   0.9
         South Africa                   13,144,500                   8.1
         United States(1)               22,238,012                  13.7
--------------------------------------------------------------------------------
         TOTAL                        $162,630,095                 100.0%
--------------------------------------------------------------------------------
(1) Includes short-term securities.






                       See notes to financial statements.
                                      -6-



                                 OCM GOLD FUND
              STATEMENT OF ASSETS AND LIABILITIES -- MAY 31, 2010
                                  (UNAUDITED)
ASSETS:
  Investments in unaffiliated issuers, at value (cost $47,830,288)  $162,630,095
  Interest and dividends receivable ..............................        15,100
  Receivable for fund shares sold ................................     2,063,490
  Prepaid expenses and other assets ..............................        36,522
                                                                    ------------
   Total assets ..................................................   164,745,207
                                                                    ------------
LIABILITIES:
  Payable for investments purchased ..............................       836,779
  Payable for fund shares redeemed ...............................     2,012,358
  Due to investment adviser ......................................       108,282
  Accrued distribution fees ......................................       329,053
  Accrued Trustees' fees .........................................         1,723
  Accrued expenses and other liabilities .........................        58,399
                                                                    ------------
   Total liabilities .............................................     3,346,594
                                                                    ------------
   Net Assets ....................................................  $161,398,613
                                                                    ============
NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value:
        unlimited shares authorized ..............................  $ 46,438,683
  Undistributed net investment loss ..............................    (1,817,476)
  Undistributed net realized gain on investments
        and foreign currency transactions ........................     1,977,599
  Net unrealized appreciation on investments
        and foreign currency translations ........................   114,799,807
                                                                    ------------
   Net Assets ....................................................  $161,398,613
                                                                    ============
CALCULATION OF MAXIMUM OFFERING PRICE:
  INVESTOR CLASS:
    Net asset value and redemption price per share ...............  $      24.83
    Maximum sales charge (4.50% of offering price) ...............          1.17
                                                                    ------------
    Offering price to public .....................................  $      26.00
                                                                    ------------
    Shares outstanding ...........................................     6,141,820
                                                                    ============
  ADVISOR CLASS:
    Net asset value and redemption price per share ...............  $      24.86
                                                                    ------------
    Shares outstanding ...........................................       356,709
                                                                    ============

    Total shares outstanding .....................................     6,498,529
                                                                    ============




                       See notes to financial statements.

                                 OCM GOLD FUND
            STATEMENT OF OPERATIONS -- SIX MONTHS ENDED MAY 31, 2010
                                  (UNAUDITED)
INVESTMENT INCOME:
  Interest ................................................         $       565
  Dividend (net of foreign withholding taxes of $25,214) ..             272,910
                                                                    -----------
   Total investment income ................................             273,475
                                                                    -----------
EXPENSES:
  Distribution fees - Investor Class ......................             631,992
  Distribution fees - Advisor Class(1) ....................               1,380
  Investment advisory fees ................................             606,853
  Fund administration and accounting fees .................              94,059
  Transfer agent fees and expenses ........................              46,653
  Professional fees .......................................              40,182
  Federal and state registration fees .....................              16,674
  Custody fees ............................................              11,828
  Reports to shareholders .................................              11,539
  Chief Compliance Officer fee and expenses ...............              11,190
  Trustees' fees ..........................................               3,828
  Other expenses ..........................................               5,266
                                                                    -----------
   Total expenses .........................................           1,481,444
                                                                    -----------
   Net investment loss ....................................          (1,207,969)
                                                                    -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments and
        foreign currency transactions .....................           3,191,372
  Net change in unrealized appreciation/depreciation
        on investments and foreign currency translations              2,339,335
                                                                    -----------
        Net gain on investments ...........................           5,530,707
                                                                    -----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......         $ 4,322,738
                                                                    ===========

--------
(1) Inception date of the Advisor Class was April 1, 2010.

                       See notes to financial statements.
                                      -8-



                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                           SIX MONTHS ENDED  YEAR ENDED
                                                             MAY 31, 2010     NOV. 30,
                                                             (UNAUDITED)        2009
                                                           -------------   ------------
OPERATIONS:
  Net investment loss ....................................  $ (1,207,969)  $ (1,829,146)
  Net realized gain on investments and
        foreign currency transactions ....................     3,191,372      2,375,157
  Net change in unrealized appreciation/depreciation
        on investments and foreign currency translations       2,339,335     78,181,649
                                                            ------------   ------------
  Net increase in net assets resulting from operations ...     4,322,738     78,727,660
                                                            ------------   ------------
DISTRIBUTIONS PAID TO SHAREHOLDERS:
  INVESTOR CLASS:
   Distributions paid from net realized gains ............    (3,437,477)      (205,832)
                                                            ------------   ------------
   Total distributions ...................................    (3,437,477)      (205,832)
                                                            ------------   ------------
FUND SHARE TRANSACTIONS:
  INVESTOR CLASS:
   Net proceeds from shares sold .........................     6,860,810     15,065,183
   Distributions reinvested ..............................     3,215,984        196,071
   Payment for shares redeemed(1) ........................   (18,178,581)   (12,602,400)
                                                            ------------   ------------
   Net increase/(decrease) in net assets from
        Investor Class share transactions ................    (8,101,787)     2,658,854
                                                            ------------   ------------
  ADVISOR CLASS(2):
   Net proceeds from shares sold .........................     8,782,007           --
                                                            ------------   ------------
   Net increase in net assets from Advisor
        Class share transactions .........................     8,782,007           --
                                                            ------------   ------------
   Net increase in net assets from Fund share transactions       680,220      2,658,854
                                                            ------------   ------------
TOTAL INCREASE IN NET ASSETS .............................     1,565,481     81,180,682
NET ASSETS, BEGINNING OF PERIOD ..........................   159,833,132     78,652,450
                                                            ------------   ------------
NET ASSETS, END OF PERIOD ................................  $161,398,613   $159,833,132
                                                            ============   ============
UNDISTRIBUTED NET INVESTMENT LOSS ........................  $ (1,817,476)  $   (609,507)
                                                            ============   ============



                       See notes to financial statements.

                                 OCM GOLD FUND
                STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                  SIX MONTHS ENDED    YEAR ENDED
                                                     MAY 31, 2010       NOV. 30,
                                                      (UNAUDITED)         2009
                                                  -----------------   ----------
TRANSACTIONS IN SHARES:
  INVESTOR CLASS:
   Shares sold .....................................     290,029        791,188
   Shares issued on reinvestment of distributions        145,850          9,171
   Shares redeemed .................................    (771,184)      (693,900)
                                                       ---------       --------
   Net increase/(decrease) in Investor Class
        shares outstanding .........................    (335,305)       106,459
                                                       =========       ========
  ADVISOR CLASS(2):
   Shares sold .....................................     356,709           --
                                                       ---------       --------
   Net increase in Advisor Class shares outstanding      356,709           --
                                                       =========       ========
   Net increase in Fund shares outstanding .........      21,404        106,459
                                                       =========       ========

--------
(1) Net of redemption fees of $10,023 and $4,351 for the six months ended May 31, 2010 and the year ended November 30, 2009, respectively.

(2) Inception date of the Advisor Class was April 1, 2010.



                       See notes to financial statements.

                                 OCM GOLD FUND
                 NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2010
                                  (UNAUDITED)

NOTE 1. ORGANIZATION

     OCM Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of the OCM Gold Fund (the "Fund"). The investment objective for the Fund is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

     SECURITY VALUATION - Portfolio securities that are listed on national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. NASDAQ National Market(R) and SmallCap(R) securities are valued at the NASDAQ Official Closing Price ("NOCP"). If a NOCP is not issued for a given day, these securities are valued at the average of readily available closing bid and asked prices. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. For each investment that is fair valued, the investment adviser considers, to the extent applicable, various factors including, but not limited to, the type of security, the financial condition of the company, comparable companies in the public market, the nature and duration of the cause for a quotation not being readily available and other relevant factors.

     In September 2006, the Financial Accounting Standards Board ("FASB") issued Fair Value Measurements and Disclosures effective for fiscal years and interim periods ending after November 15, 2007. Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement. The Fund adopted Fair Value Measurements and Disclosures during fiscal year 2008.

     Under FAIR VALUE MEASUREMENTS AND DISCLOSURES, various inputs are used in determining the value of the Fund's investments. In April 2009, FASB issued DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("Determining Fair Value"), effective for interim and annual periods ending after June 15, 2009. Determining Fair Value expands existing Fair Value Measurements and Disclosures to include a breakout of the current Fair Value Measurements and Disclosures chart to add sector and/or security types. These inputs are summarized into three broad levels as described below:

     o Level 1 - quoted prices in active markets for identical securities

     o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, and evaluated quotation obtained from pricing services)

     o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

                                 OCM GOLD FUND
           NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)

     The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of May 31, 2010, in valuing the Fund's assets:

SECTOR                                        LEVEL 1         LEVEL 2    LEVEL 3
--------------------------------------------------------------------------------
COMMON STOCKS
--------------------------------------------------------------------------------
  Major Gold Producers                     $ 52,965,681           --         --
--------------------------------------------------------------------------------
  Intermediate/Mid-Tier Gold Producers       53,988,551           --         --
--------------------------------------------------------------------------------
  Junior Gold Producers                      19,770,038           --         --
--------------------------------------------------------------------------------
  Exploration and Development Companies      11,433,959           --         --
--------------------------------------------------------------------------------
  Primary Silver Producers                    5,777,183           --         --
--------------------------------------------------------------------------------
  Other                                       5,813,177           --         --
--------------------------------------------------------------------------------
EXCHANGE TRADED FUNDS                         7,728,500           --         --
--------------------------------------------------------------------------------
OTHER                                              --          485,557       --
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS                        4,660,382           --         --
--------------------------------------------------------------------------------
WARRANTS
--------------------------------------------------------------------------------
  Junior Gold Producers                           2,613           --         --
--------------------------------------------------------------------------------
  Exploration and Development Companies           4,454           --         --
--------------------------------------------------------------------------------
TOTAL                                      $162,144,538       $485,557       --
--------------------------------------------------------------------------------

     FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations for the six months ended May 31, 2010 are included within the realized and unrealized gain/loss on investments section of the Statement of Operations.

     Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. Such fluctuations for the six months ended May 31, 2010 are included within the realized and unrealized gain/ loss on investments section of the Statement of Operations.

     FEDERAL INCOME TAXES - The Fund complies with the requirements of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income to its shareholders which will be sufficient to relieve it from all or substantially all federal income taxes.

     In July 2006, FASB issued ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES. ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund's assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted ACCOUNTING FOR UNCERTAINTY IN INCOME TAXES in fiscal year 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of May 31, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in 2009. At May 31, 2010, the fiscal years 2006 through 2009 remain open to examination in the Fund's major tax jurisdictions.

                                 OCM GOLD FUND
           NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)

     SHARE CLASSES - The Fund currently offers two share classes, the Investor Class and Advisor Class. The outstanding shares of the Fund on April 1, 2010 were renamed "Investor Class Shares" on that date. The Advisor Class shares commenced operations on April 1, 2010. The two classes represent interests in the same portfolio of investments and have the same rights. Investor Class shares are subject to an annual 12b-1 fee of up to 0.99% of the Fund's average daily net assets allocable to Investor Class shares, whereas Advisor Class shares are subject to an annual 12b-1 fee of up to 0.25% of the Fund's average daily net assets allocable to Advisor Class shares. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

     DISTRIBUTIONS TO SHAREHOLDERS - The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense or gain items for financial statement and tax purposes. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted.

     REDEMPTION FEE - A 1.50% redemption fee is retained by the Fund to offset transaction costs and other expenses associated with short-term investing. The fee is imposed on redemptions or exchanges of shares held less than three months from their purchase date. The Fund records the fee as a reduction of shares redeemed and as a credit to paid-in-capital. For the periods ended May 31, 2010, the Investor Class and the Advisor Class received $10,023 and $0 in redemption fees, respectively.

     GUARANTEES AND INDEMNIFICATIONS - In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims against the Fund that have not yet occurred. Based on experience, the Fund expects the risk of loss to be remote.

     USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     DERIVATIVE INSTRUMENTS - In March 2008, the FASB issued DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES effective for fiscal years and interim periods beginning after November 15, 2008. The Fund adopted DISCLOSURE ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES on May 31, 2009. Disclosure about Derivative Instruments and Hedging Activities requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effects on the Fund's financial position, performance and cash flows.

     Equity securities in the gold mining industry, particularly the smaller companies, may occasionally issue warrants as part of their capital structure. A warrant gives the holder the right to purchase the underlying equity at the exercise price until the expiration date of the warrant. The Fund may hold such warrants for exposure to smaller companies in the portfolio or other reasons associated with the Fund's overall objective of long-term growth, though warrants will typically not be a significant part of the Fund's portfolio. The Fund's maximum risk in holding warrants is the loss of the entire amount paid for the warrants. The Fund did not enter into any warrants during the six months ended May 31, 2010. At May 31, 2010, the Fund held warrants as listed on the Schedule of Investments.

     SUBSEQUENT EVENTS - In accordance with FASB's SUBSEQUENT EVENTS, management has evaluated subsequent events and determined there were no subsequent events that require recognition or disclosure in the financial statements.

                                 OCM GOLD FUND
           NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

     The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

                 ASSETS                                          FEE RATE
                 ------                                          --- ----
                 $0 to $50 million ........................       1.000%
                 $50 million to $75 million ...............       0.875%
                 $75 million to $100 million ..............       0.750%
                 $100 million to $150 million .............       0.625%
                 $150 million to $250 million .............       0.500%
                 Over $250 million ........................       0.375%

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

     The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's Investor Class and Advisor Class, in any fiscal year, subject to limits of 0.99% and 0.25%, respectively, of the average daily net assets of each respective class. Fees incurred by the Fund under the Plan during the periods ended May 31, 2010 are reflected in the Statement of Operations. For the periods ended May 31, 2010, the Investor Class and the Advisor Class accrued $631,992 and $1,380, respectively, in expenses under the Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the six months ended May 31, 2010 were $2,757,303 and $5,716,833, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

     At May 31, 2010, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments .............................   $ 49,527,709
                                                              ============
          Unrealized appreciation .........................   $113,872,678
          Unrealized depreciation .........................       (778,993)
                                                              ------------
          Net unrealized appreciation on investments ......   $113,093,685
                                                              ============

     The difference between cost amounts for financial statement and federal income tax purposes is due primarily to investments in passive foreign investment companies ("PFICs").

     The tax character of distributions paid during the fiscal years ended November 30, 2009 and 2008 was as follows:

                                                    2009             2008
                                                  --------         ----------
      Ordinary income .....................       $   --           $     --
      Net long-term capital gains .........        205,832          8,998,120
                                                  --------         ----------
      Total distributions .................       $205,832         $8,998,120
                                                  ========         ==========

                                 OCM GOLD FUND
           NOTES TO FINANCIAL STATEMENTS -- MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)

     As of November 30, 2009 the components of accumulated earnings on a tax basis were as follows:

            Undistributed ordinary income .................    $       --
            Undistributed long-term gains .................       2,535,172
                                                               ------------
            Tax accumulated earnings ......................       2,535,172
            Accumulated capital and other losses ..........            --
            Unrealized appreciation on investments ........     111,539,497
                                                               ------------
            Total accumulated earnings ....................    $114,074,669
                                                               ============

NOTE 7. CONCENTRATION OF RISK

      Investing in foreign securities involves certain risks not necessarily found in U.S. markets. These include risks associated with adverse changes in economic, political, regulatory and other conditions, changes in currency exchange rates, exchange control regulations, expropriation of assets or nationalization, imposition of withholding taxes on dividend or interest payments or capital gains, and possible difficulty in obtaining and enforcing judgments against foreign entities. Further, issuers of foreign securities are subject to different, and often less comprehensive, accounting, reporting, and disclosure requirements than domestic issuers.

      As the Fund concentrates its investments in the gold mining industry, a development adversely affecting the industry (for example, changes in the mining laws which increases production costs or a significant decrease in the market price of gold) would have a greater adverse effect on the Fund than it would if the Fund invested in a number of different industries.



                                 OCM GOLD FUND
                      FINANCIAL HIGHLIGHTS INVESTOR CLASS

                                       SIX MONTHS
                                          ENDED     YEAR ENDED YEAR ENDED  YEAR ENDED  YEAR ENDED  YEAR ENDED
                                      MAY 31, 2010    NOV. 30,   NOV. 30,    NOV. 30,    NOV. 30,    NOV. 30,
                                       (UNAUDITED)     2009        2008        2007        2006        2005
                                      ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period     $  24.68     $  12.35    $ 21.49    $  20.44    $  12.85    $ 12.76
                                         --------     --------    -------    --------    --------    -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ...................     (0.20)       (0.29)     (0.31)      (0.27)      (0.29)     (0.18)
Net realized and unrealized gain/(loss)
  on investments and foreign
  currency transactions ...............      0.88        12.65      (7.41)       3.06        7.88       0.69
                                         --------     --------    -------    --------    --------    -------
Total from investment operations ......      0.68        12.36      (7.72)       2.79        7.59       0.51
                                         --------     --------    -------    --------    --------    -------
LESS DISTRIBUTIONS:
Dividends from net investment income         --           --         --          --          --        (0.11)
Distribution from net realized gains        (0.53)       (0.03)     (1.42)      (1.74)       --        (0.31)
                                         --------     --------    -------    --------    --------    -------
Total distributions ...................     (0.53)       (0.03)     (1.42)      (1.74)       --        (0.42)
                                         --------     --------    -------    --------    --------    -------
Net asset value, end of period ........  $  24.83     $  24.68    $ 12.35    $  21.49    $  20.44    $ 12.85
                                         ========     ========    =======    ========    ========    =======

Total Return* .........................      3.05%(2)   100.14%    (38.55)%     15.64%      59.07%      4.34%
Ratios/Supplemental Data:
Net assets, end of period (in 000's)     $152,530     $159,833    $78,652    $136,241    $119,756    $78,528
Ratio of expenses to average net assets      1.98%(1)     1.94%      1.99%       1.93%       2.07%      2.24%
Ratio of net investment loss to
  average net assets ..................     (1.63)%(1)   (1.59)%    (1.58)%     (1.51)%     (1.64)%    (1.51)%
Portfolio turnover rate ...............         2%(2)        6%         5%         11%         20%         5%

--------
* Assumes no sales charge.
(1) Annualized for periods less than one year.
(2) Not annualized for periods less than one year.


                       See notes to financial statements.

                                 OCM GOLD FUND
                       FINANCIAL HIGHLIGHTS ADVISOR CLASS

                                                               FOR THE PERIOD
                                                              APRIL 1, 2010(#) -
                                                                MAY 31, 2010
                                                                 (UNAUDITED)
                                                               ----------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ..................             $22.24
                                                                    ------
Income From Investment Operations:
Net investment loss ...................................              (0.02)
Net realized and unrealized gain
  on investments and foreign
  currency transactions ...............................               2.64
                                                                    ------
Total from investment operations ......................               2.62
                                                                    ------
LESS DISTRIBUTIONS:
Dividends from net investment income ..................               --
Distribution from net realized gains ..................               --
                                                                    ------
Total distributions ...................................               --
                                                                    ------
Net asset value, end of period ........................             $24.86
                                                                    ======

TOTAL RETURN ..........................................              11.78%(2)
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ..................             $8,869
Ratio of expenses to average net assets ...............               1.38%(1)
Ratio of net investment loss to average net assets ....              (1.20)%(1)
Portfolio turnover rate ...............................                   2%(2)

--------
#   Inception date of Advisor Class.
(1) Annualized for periods less than one year.
(2) Not annualized for periods less than one year.


                       See notes to financial statements.

                                 OCM GOLD FUND
             EXPENSE EXAMPLE -- FOR THE PERIODS ENDED MAY 31, 2010
                                  (UNAUDITED)

      As a shareholder of the OCM Gold Fund (the "Fund"), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees on certain redemptions; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      For Investor Class shares, the Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2009 to May 31, 2010 (the "period"). For Advisor Class shares, the Example is based on an investment of $1,000 invested at the inception date of Advisor Class shares and held for the entire period from April 1, 2010 to May 31, 2010.

ACTUAL EXPENSES

      The first line of the tables below provide information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during the periods.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the tables below provide information about hypothetical account values and hypothetical expenses based on actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the classes of the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

      Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the tables are useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

EXPENSES PAID DURING THE PERIOD
                                                                     EXPENSES
                           BEGINNING               ENDING           DURING THE
                         ACCOUNT VALUE          ACCOUNT VALUE         PERIOD
INVESTOR CLASS          DECEMBER 1, 2009         MAY 31, 2010      MAY 31, 2010*
--------------         ----------------         -------------      -------------
ACTUAL                   $ 1,000.00              $ 1,030.50           $ 10.03
HYPOTHETICAL (5% RETURN
  before expenses)         1,000.00                1,015.12              9.96

--------
* Expenses are equal to the Investor Class' annualized expense ratio of 1.98% for the period, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

                                 OCM GOLD FUND
       EXPENSE EXAMPLE -- FOR THE PERIODS ENDED MAY 31, 2010 (CONTINUED)
                                  (UNAUDITED)
                                                                     EXPENSES
                             BEGINNING          ENDING                DURING
                           ACCOUNT VALUE      ACCOUNT VALUE           PERIOD
ADVISOR CLASS              APRIL 1, 2010#      MAY 31, 2010        MAY 31, 2010*
-------------              -------------      -------------        -------------
Actual                      $ 1,000.00         $ 1,117.80             $ 2.43
Hypothetical (5% return
  before expenses)            1,000.00           1,022.70               2.33

--------
# Inception date of Advisor Class.
* Expenses are equal to the Advisor Class' annualized expense ratio of 1.38% for the since by the average account inception period, multiplied value over the since inception period, multiplied by 61/365 (to reflect the since inception period).

                                 OCM GOLD FUND
            INVESTMENTS BY SECTOR (UNAUDITED) -- AS OF MAY 31, 2010
                         AS A PERCENTAGE OF NET ASSETS


PIE CHART OMITTED

        Intermediate/Mid-Tier Gold Producers                    33.5%
        Major  Gold Producers                                   32.8%
        Junior Gold Producers                                   12.2%
        Exploration and Development Companies                    7.4%
        Exchange Traded Funds                                    4.8%
        Other                                                    3.6%
        Primary Silver Producers                                 3.6%
        Cash and Other Assets                                    2.1%

      A description of the Fund's proxy voting policies and procedures and a record of the Fund's proxy votes for the year ended June 30, 2009 are available without charge, upon request by calling toll free 1-800-779-4681 and on the Securities and Exchange Commission's (SEC) website at http://www.sec.gov.

      The Fund will file its complete schedule of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q will be available on the EDGAR database on the SEC's website at http://www.sec.gov. These Forms may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                                 OCM Gold Fund
                                Distributed by:
                       Northern Lights Distributors, LLC
                            4020 South 147th Street
                                Omaha, NE 68137


                                                              0982-NLD-7/13/2010

ITEM 2.  CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to semi-annual reports.

ITEM 6.  SCHEDULE OF INVESTMENTS

The schedules of investments in securities in unaffiliated issuers are included as part of the reports to shareholders filed under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10.  SUBMISSIONS OF MATTERS TO A VOTE OF SECURITY HOLDERS

As of the end of the period covered by this report, the registrant had not adopted any procedures by which shareholders may recommend nominees to the registrant's Board of Directors.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's certifying officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b)  Not applicable.

ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - Not applicable.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) - Filed as an attachment to this filing.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) - Filed as an attachment to this filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OCM Mutual Fund

By:  /s/ Gregory M. Orrell
     ---------------------
         Gregory M. Orrell
         President

Date: July 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Gregory M. Orrell
     ---------------------
         Gregory M. Orrell
         President

Date: July 29, 2010


By:  /s/ Jacklyn Orrell
     ------------------
         Jacklyn Orrell
         Secretary and Treasurer

Date: July 29, 2010